SHARE-BASED COMPENSATION ARRANGEMENTS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 50,505	$ 42,818	$ 14,490
Selling and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	10,594	7,094	4,515
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	8,034	3,474	555
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 31,877	$ 32,250	$ 9,420